INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES

9. INCOME TAXES

Income (loss) before income taxes and equity in earnings of affiliates and provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Income (loss) before income taxes and equity in earnings of affiliates
Domestic	¥58,710	¥(11,415)	¥(21,001)	$(256,110)
Foreign	(1,628)	55,584	(10,936)	(133,366)

	¥57,082	¥44,169	¥(31,937)	$(389,476)

Provision for income taxes:
Current:
Domestic	¥26,897	¥(2,821)	¥13,302	$162,219
Foreign	647	24,322	19,007	231,793

	27,544	21,501	32,309	394,012

Deferred:
Domestic	(3,281)	415	(15,443)	(188,329)
Foreign	3,802	494	(8,643)	(105,403)

	521	909	(24,086)	(293,732)

Consolidated provision for income taxes	¥28,065	¥22,410	¥8,223	$100,280

Total income taxes are allocated as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Provision for income taxes relating to continuing operations	¥28,065	¥22,410	¥8,223	$100,280
Equity:
Foreign currency translation adjustments	(2)	(20)	(25)	(305)
Net unrealized gains and losses on securities	361	65	837	10,207
Net unrealized gains and losses on derivatives	(547)	(8)	(7)	(85)
Pension liability adjustments	4,761	(94)	(10,928)	(133,268)

Total	¥32,638	¥22,353	¥(1,900)	$(23,171)

The Company and its domestic subsidiaries are subject to a national corporate tax of 30%, an inhabitant tax of approximately 6% and a deductible enterprise tax approximately 8%, which in the aggregate resulted in the statutory tax rate of approximately 41%.

The reconciliation of the statutory income tax (benefit) rate to the effective income tax rate is as follows:

	2010	2011	2012
Statutory tax (benefit) rate	41%	41%	(41)%
Nondeductible expenses	2	5	6
Change in valuation allowance	14	22	25
Tax credit for research and development	(8)	(2)	—
Unrecognized tax benefits	(1)	0	14
Taxes on undistributed earnings of foreign subsidiaries	3	0	1
Prior period tax accrual adjustment	(2)	0	(9)
Difference in statutory tax rates of foreign subsidiaries	(3)	(13)	(4)
Nondeductible goodwill impairment loss	—	—	13
Change in tax law and rate	—	—	23
Other, net	3	(2)	(2)

Effective tax rate	49%	51%	26%

The corporate tax rate has been changed due to the new laws enacted by the Japanese government on November 30, 2011. As a result of this change in tax law, the statutory tax rate will be reduced from approximately 41% to 38% during the period of March 31, 2013 to March 31, 2015, and to approximately 36% from March 31, 2016 onward. Consequently, the statutory tax rate of calculating deferred tax assets and liabilities that are expected to be settled and realized during the period of April 1, 2013 to March 31, 2015 is approximately 38% and from April 1, 2015 onward is approximately 36%.

Consequently, net deferred tax assets that existed at the enactment date were re-measured and reduced by ¥7,484 million ($91,268 thousand) and the resulting charge is reflected to provision for income taxes in the consolidated statements of operations for the fiscal year ended March 31, 2012.

The tax effects of temporary differences and carryforwards giving rise to the consolidated deferred tax assets and liabilities as of March 31, 2011 and 2012 are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred tax assets:
Accrued expenses	¥22,176	¥20,126	$245,439
Property, plant and equipment	4,560	5,049	61,573
Accrued pension and severance costs	56,130	60,436	737,024
Net operating loss carryforwards	36,410	51,895	632,866
Goodwill and other intangible assets	—	6,453	78,695
Other	22,084	25,354	309,196

Total gross deferred tax assets	141,360	169,313	2,064,793
Less - Valuation allowance	(37,134)	(42,553)	(518,939)

Total deferred tax assets	104,226	126,760	1,545,854

Deferred tax liabilities:
Sales-type leases	(2,482)	(1,375)	(16,768)
Undistributed earnings of foreign subsidiaries and affiliates, etc.	(12,011)	(9,770)	(119,146)
Net unrealized gains and losses on securities	(1,993)	(2,815)	(34,329)
Basis difference of acquired intangible assets	(19,889)	(15,531)	(189,402)
Other	(6,811)	(4,778)	(58,270)

Total deferred tax liabilities	(43,186)	(34,269)	(417,915)

Net deferred tax assets	¥61,040	¥92,491	$1,127,939

Net deferred tax assets as of March 31, 2011 and 2012 are included in the consolidated balance sheets as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Deferred income taxes and other (Current assets)	¥47,967	¥52,369	$638,646
Lease deposits and other (Investments and other assets)	35,707	53,343	650,524
Accrued expenses and other (Current liabilities)	(3,188)	(2,957)	(36,060)
Deferred income taxes and other (Long-term liabilities)	(19,446)	(10,264)	(125,171)

Total	¥61,040	¥92,491	$1,127,939

The valuation allowance during the years ended March 31, 2010, 2011 and 2012 increased by ¥7,282 million, ¥6,942 million and ¥5,419 million ($66,085 thousand), respectively. The valuation allowance primarily relates to deferred tax assets of the consolidated subsidiaries with net operating loss carryforwards for tax purposes that are not expected to be realized.

In assessing the realizability of deferred tax assets, Ricoh considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and whether loss carryforwards are utilizable. Ricoh considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, Ricoh believes it is more likely than not that the deferred tax assets of these deductible differences, net of the existing valuation allowance will be realized. The amount of the deferred tax asset considered realizable, however, would be reduced if estimates of future taxable income during the carryforward period are reduced.

As of March 31, 2012, the Company and certain subsidiaries had net operating losses carried forward for income tax purposes of approximately ¥226,054 million ($2,756,756 thousand) which were available to reduce future taxable income, if any. Approximately ¥7,301 million ($89,037 thousand) of the operating losses will expire within 3 years, ¥73,306 million ($893,976 thousand) will expire within 4 years to 9 years and ¥130,106 million ($1,586,659 thousand) will expire over 9 years. The remainder have indefinite carryforward period.

Ricoh has not recognized deferred tax liability for certain portion of the undistributed earnings of its foreign subsidiaries of ¥346,468 million ($4,225,220 thousand) as of March 31, 2012 because Ricoh intends to permanently reinvest such earnings. The calculation of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

Reconciliations of the beginning and ending amount of unrecognized tax benefits are as follows:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Beginning balance	¥11,816	¥12,050	¥10,453	$127,476
Additions for tax positions of current year	473	12	4,588	55,950
Additions for tax positions of prior years	1,573	148	1,692	20,634
Reductions for tax positions of prior years	(519)	(313)	(269)	(3,280)
Settlements	(628)	(243)	(103)	(1,256)
Effect of exchange rate changes	(665)	(1,201)	(68)	(829)

Ending balance	¥12,050	¥10,453	¥16,293	$(198,695)

Total amount of unrecognized tax benefits as of March 31, 2011 and 2012 that would reduce the effective tax rate, if recognized, are ¥9,114 and ¥11,489 million ($140,110 thousand), respectively.

Although Ricoh believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Based on each of the items of which Ricoh is aware as of March 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Ricoh recognizes interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statements of operations. Both interest and penalties accrued as of March 31, 2011 and 2012 and interest and penalties included in provision for income taxes for the years ended March 31, 2010, 2011 and 2012 are not material.

Ricoh files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Ricoh is no longer subject to regular income tax examinations by the tax authority for fiscal years before 2009. While there has been no specific indication by the tax authority that Ricoh will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for fiscal years after 2006. In other major foreign tax jurisdictions, including the United States and United Kingdom, Ricoh is no longer subject to income tax examinations by tax authority for fiscal years before 2006 with few exceptions.